Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (120,283,000)	$ (123,074,000)	$ (28,974,000)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	70,858,000	68,666,000	66,491,000
Net loss per share Basic and diluted	$ (1.70)	$ (1.79)	$ (0.44)